Fees Summary	Oct. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,830,000.00
Previously Paid Amount	0.00
Total Fee Amount	805.12
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 805.12
Narrative - Max Aggregate Offering Price	$ 5,830,000.00
Final Prospectus	true